Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20
.    COMMITMENTS AND CONTINGENCIES
Operating lease commitments
The Company leases facilities in the PRC under
non-cancelable
operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The Company’s lease agreements are entered into with third parties and usually have a renewal option with an advance notice period of one to twelve months, and no restrictions or contingent rents. For lease agreements with escalated rental payments, they are recognized on a straight-line basis over the lease term.
Future minimum payments under
non-cancelable
operating leases for office rental consist of the following as of December 31, 2019:

	RMB	US $
Year ending December 31:
2020	26,068,240	3,744,468
2021	9,061,396	1,301,588
2022 and after	2,253,042	323,629

Total	37,382,678	5,369,685

Legal contingencies
The Company is not currently involved in any legal proceedings which could result in material loss contingencies.
Risk assurance contingencies
The Company estimated and accrued for the contingent loss related to the risk assurance liability as disclosed in Note 12.